Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note 16.                 Commitments and Contingencies

In the normal course of business, the subsidiary banks make various commitments and incur certain contingent liabilities that are not presented in the accompanying consolidated financial statements.  The commitments and contingent liabilities include various guarantees, commitments to extend credit, and standby letters of credit.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The subsidiary banks evaluate each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based upon management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, marketable securities, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the subsidiary banks to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support public and private borrowing arrangements and, generally, have terms of one year or less.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The subsidiary banks hold collateral, as described above, supporting those commitments if deemed necessary.  In the event the customer does not perform in accordance with the terms of the agreement with the third party, the subsidiary banks would be required to fund the commitments.  The maximum potential amount of future payments the subsidiary banks could be required to make is represented by the contractual amount.  If the commitment is funded, the subsidiary banks would be entitled to seek recovery from the customer.  At December 31, 2012 and 2011, no amounts had been recorded as liabilities for the subsidiary banks’ potential obligations under these guarantees.

As of December 31, 2012 and 2011, commitments to extend credit aggregated $430,058,000 and $393,559,000, respectively.  As of December 31, 2012 and 2011, standby letters of credit aggregated $15,179,000 and $8,250,000, respectively.  Management does not expect that all of these commitments will be funded.

The Company has also executed contracts for the sale of mortgage loans in the secondary market in the amount of $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.  These amounts are included in loans held for sale at the respective balance sheet dates.

Residential mortgage loans sold to investors in the secondary market are sold with varying recourse provisions.  Essentially, all loan sales agreements require the repurchase of a mortgage loan by the seller in situations such as, breach of representation, warranty, or covenant, untimely document delivery, false or misleading statements, failure to obtain certain certificates or insurance, unmarketability, etc.  Certain loan sales agreements contain repurchase requirements based on payment-related defects that are defined in terms of the number of days/months since the purchase, the sequence number of the payment, and/or the number of days of payment delinquency.  Based on the specific terms stated in the agreements of investors purchasing residential mortgage loans from the Company’s subsidiary banks, the Company had $38,846,068 and $51,129,561 of sold residential mortgage loans with recourse provisions still in effect at December 31, 2012 and 2011, respectively.  The subsidiary banks did not repurchase any loans from secondary market investors under the terms of loans sales agreements during the years ended December 31, 2012, 2011, and 2010.  In the opinion of management, the risk of recourse and the subsequent requirement of loan repurchase to the subsidiary banks is not significant, and accordingly no liabilities have been established related to such.

Aside from cash on-hand and in-vault, the majority of the Company's cash is maintained at upstream correspondent banks.  The total amount of cash on deposit, certificates of deposit, and federal funds sold exceeded federal insured limits by approximately $30,020,230 and $22,455,000 as of December 31, 2012 and 2011, respectively.  In the opinion of management, no material risk of loss exists due to the financial condition of the upstream correspondent banks.  In addition, some of the Company’s cash maintained at upstream correspondent banks is in non-interest bearing deposit accounts.  In accordance with the FDIC’s Transaction Account Guarantee (“TAG”) Program, cash maintained in non-interest bearing deposit accounts was fully insured through December 31, 2012.  As scheduled, the unlimited coverage for noninterest-bearing transaction accounts provided under the Dodd-Frank Act expired on December 31, 2012.  Effective January 1, 2013, deposits held in noninterest-bearing transaction accounts are now aggregated with interest-bearing deposits the owner holds, and the combined total is insured up to $250,000.

In an arrangement with Goldman Sachs and Company (“Goldman Sachs”), certain subsidiary banks offer a cash management program for select customers.  Based on a predetermined minimum balance, which must be maintained in the account, excess funds are automatically swept daily to an institutional money market fund administered by Goldman Sachs.  At December 31, 2012 and 2011, the Company had $66,783,049 and $57,332,572, respectively of customer funds invested in this cash management program.